Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity:
Shareholders' equity

9.Shareholders’ equity:

(a)	Share capital:

The authorized share capital of the Company consists of:

• an unlimited number of voting common shares with no par value; and
• an unlimited number of non-voting preferred shares, issuable in one or more series, with no par value.

Issued and outstanding common shares are as follows:

	Number	Dollars

Balance, December 31, 2018	43,622,136	$502,706

Issued in connection with the 2019 Offering (note 9 (a) (i))	11,179,451	104,591

Issued upon stock options exercise (note 9 (b) (i))	41,667	137

Issued upon broker warrants exercise (note 9 (b) (ii))	535,406	1,722

Balance, December 31, 2019	55,378,660	$609,156

	Number	Dollars

Balance, December 31, 2017	33,193,774	$467,253

Issued in connection with the 2018 Offering (note 9 (a) (ii))	10,233,918	35,000

Issued upon broker warrants exercise (note 9 (b) (ii))	194,444	453

Balance, December 31, 2018	43,622,136	$502,706

(i)

On September 9, 2019, the Company closed an equity offering, issuing 9,859,155 common shares from treasury at a price of $9.35 (US$7.10) per share for gross proceeds of $92,176 (US$70,000), and on September 17, 2019, the underwriters of the equity offering partially exercised their option to purchase additional common shares (over-allotment option) to purchase common shares of the Company, resulting in the issuance of an additional 1,320,296 common shares from treasury at a price of $9.40 (US$7.10) per share, for additional gross proceeds of $12,415 (US$9,374) (together, the "2019 Offering"). Share issue costs of $8,853, comprised mainly of agents' commission, legal, professional and filing fees, have been charged to the deficit.

(ii)

On December 18, 2018, the Company closed an equity offering, issuing a total of 10,233,918 common shares from treasury at a price of $3.42 per share for aggregate gross proceeds of $35,000 (the “2018 Offering”). Share issue costs of $2,972, comprised mainly of agent commission, legal, professional and filing fees of $2,585, as well as broker warrants having a fair value of $387 (refer to note 9 (b) (ii)), have been charged to the deficit.

(b)	Share-based payment arrangements:
(i)	Stock Option Plan:

Under its stock option plan, the Company may grant options to purchase common shares to directors, officers, employees and consultants of the Company (the “Stock Option Plan”). The number of common shares subject to each stock option, the vesting period, the expiration date and other terms and conditions related to each stock option are determined and approved by the Board of Directors. In general, stock options vest over a period of up to five years and are exercisable over a period of 10 years from the grant date. The aggregate number of common shares reserved for issuance under this plan shall not exceed 12.5% of the total issued and outstanding common shares of the Company from time to time. The aggregate number of common shares reserved for issuance at any time to any optionee shall not exceed 5% of the issued and outstanding common shares of the Company. The aggregate number of common shares issuable or reserved for issuance to insiders of the Company under this plan and any other share compensation arrangement of the Company cannot at any time exceed 10% of the issued and outstanding common shares of the Company. The option price per share is equal to the weighted average trading price of common shares for the five days preceding the date of grant during which the common shares were traded on the TSX.

Changes in outstanding stock options issued under the Stock Option Plan for the years ended December 31, 2019 and 2018 were as follows:

		Weighted
		average
	Number	exercise price

Balance, December 31, 2018	3,220,280	$1.47
Granted (1) (2) (3)	1,548,330	5.79
Exercised	(41,667)	1.80
Balance, December 31, 2019	4,726,943	$2.88

		Weighted
		average
	Number	exercise price

Balance, December 31, 2017	2,025,834	$1.58
Granted (4) (5)	1,194,446	1.29
Balance, December 31, 2018	3,220,280	$1.47

(1)	1,015,275 stock options were granted on February 20, 2019, having an exercise price of $4.36; 895,830 stock options granted to key management personnel and 119,445 granted to other employees.
(2)	20,833 stock options were granted to other employees on August 7, 2019, having an exercise price of $11.41.
(3)	512,222 stock options were granted on November 13, 2019, having an exercise price of $8.39; 472,222 stock options granted to key management personnel and 40,000 granted to other employees.
(4)	1,152,779 stock options were granted on February 20, 2018, having an exercise price of $1.26; 1,055,558 granted to key management personnel and 97,221 granted to other employees.
(5)	41,667 stock options were granted on July 10, 2018 to other employees, having an exercise price of $2.05.

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2019:

	Options outstanding		Options exercisable
		Weighted
		average
		years to
Exercise price/share	Number	expiration	Number
$1.08	730,556	7.3	299,722
$1.26	1,152,779	8.1	230,556
$1.51	55,556	7.9	22,222
$1.80	1,152,777	2.6	1,152,777
$2.05	41,667	8.5	8,333
$3.78	16,667	2.6	16,667
$4.03	28,611	6.2	17,167
$4.36	1,015,275	9.1	—
$8.39	512,222	9.9	—
$11.41	20,833	9.6	—
	4,726,943	7.1	1,747,444

Stock-based compensation:

For the year ended December 31, 2019, the Company recorded a stock-based compensation expense related to stock options granted under the stock option plan in the amount of $2,134 in the consolidated statement of loss and other comprehensive loss; from this amount, $540 is presented in Research and development expenses and $1,594 is presented in General and administrative expenses (2018 – $699,  $109 presented in Research and development expenses and $590 presented in General and administrative expenses).

The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing model. Expected volatility is estimated by considering historic average share price volatility for a period commensurate with the expected life.

The weighted average assumptions for stock options granted during the years ended December 31, 2019 and 2018 were as follows:

	2019 (1)	2018 (2)

Weighted average fair value of stock options at grant date	$4.72	$1.04
Weighted average share price	$5.79	$1.29
Weighted average exercise price	$5.79	$1.29
Risk-free interest rate	1.73%	2.19%
Expected volatility	100%	100%
Expected life in years	7	7
Expected dividend yield	Nil	Nil

(1)	Stock options were granted on February 20, 2019, August 7, 2019 and November 13, 2019.
(2)	Stock options were granted on February 20, 2018 and July 10, 2018.

Dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.

(ii)	Broker warrants:

In connection with the 2018 Offering on December 18, 2018 (refer to note 9 (a) (ii)), the Company issued 402,851 broker warrants exercisable for common shares. Each broker warrant entitles the holders to buy one common share at a price of $3.42 per share for a period of 18 months from the closing of the 2018 Offering. The fair value of brokers warrants of $387 was allocated to Other Equity upon issuance.

Changes in outstanding broker warrants for the years ended December 31, 2019 and 2018 were as follows:

	Number	Dollars

Balance, December 31, 2018	710,278	$683
Exercised – from the 2018 Offering (1)	(231,261)	(222)
Exercised – from the 2017 Offering (2)	(304,145)	(292)
Expired – from the 2017 Offering	(3,282)	(3)

Balance, December 31, 2019	171,590	$166

	Number	Dollars

Balance, December 31, 2017	501,871	$483
Issued in connection with the 2018 Offering	402,851	387
Exercised – from the 2017 Offering(3)	(194,444)	(187)

Balance, December 31, 2018	710,278	$683

(1)

In 2019, the Company issued a total of 231,261 common shares from treasury upon the exercise of a total of 231,261 broker warrants issued in connection with the 2018 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $222, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

(2)

In 2019, the Company issued a total of 304,145 common shares from treasury upon the exercise of a total of 304,145 broker warrants issued in connection with the Company's equity offering on December 12, 2017 (the "2017 Offering"). Each broker warrant issued entitled the holders to buy one common share at a price of $1.37 per share for a period of 18 months from the closing of 2017 Offering. As a result of their exercise, the aggregate carrying value of the broker warrants of $292, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

(3)

On September 12, 2018, the Company issued 194,444 common shares from treasury upon the exercise of 194,444 broker warrants issued in connection with the 2017 Offering. As a result of their exercise, the carrying value of the broker warrants of $187, initially allocated to Other equity pending the issuance of common shares, was reclassified to Share capital.

The fair value of broker warrants issued was estimated on the date of issuance using the Black-Scholes pricing model. Expected volatility is estimated by considering historic average share price volatility for a period commensurate with the expected life.

The assumptions for broker warrants issued during the year ended December 31, 2018 were as follows:

2018 (1)

Fair value of broker warrants at grant date	$0.96
Share price	$3.42
Exercise price	$3.42
Risk-free interest rate	1.95%
Expected volatility	56%
Expected life in years	1.5
Expected dividend yield	Nil

(1)	Broker warrants issued on December 18, 2018 in connection with the 2018 Offering.

Dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.

(iii)	Deferred share unit (DSU) plan:

The Company has  a deferred share unit (“DSU”) plan for employees and members of the Board of Directors created to afford the Company the flexibility to offer DSUs as an alternative to cash compensation.

The price of DSUs is determined by the five-day volume weighted average trading price of the Company’s common shares at the time the DSUs are issued, as provided for under the plan. The DSUs are redeemable only upon the participant’s resignation, termination, retirement or death, in cash, at a value equal to the number of DSUs credited, multiplied by the 5-day market value weighted average price of common shares prior to the date on which a notice of redemption is filed.

For DSUs, compensation cost is measured based on the market price of the Company’s common shares from the date of grant through to the settlement date. Any changes in the market value of the Company’s common shares through to the settlement date result in a change to the measure of compensation cost for those awards and are recorded in income.

Changes in the number of units for the years ended December 31, 2019 and 2018 were as follows:

Number of units	2019	2018
Balance, beginning of year	181,352	60,543
Units granted (1)	53,281	120,863
Units redeemed	—	(54)
Balance, end of year	234,633	181,352
Balance of DSU liability, included in Trade and other payables	$2,302	$666

(1)	All DSUs were granted to key management personnel.

During the year ended December 31, 2019, the Company granted 53,281 DSUs having a weighted average fair value per unit of $5.12. During the year ended December 31, 2018, the Company granted 120,863 DSUs having a weighted average fair value per unit of $1.98, and 54 units were redeemed at a fair value per unit of $3.84.

As at December 31, 2019, the Company estimated the fair value of the DSU liability at $2,302, based on the market price of the Company's common shares at that date ($666 as at December 31, 2018). The stock-based compensation expense related to the DSU plan recorded in the consolidated statement of loss for the year ended December 31, 2019 amounted to $1,613; from this amount, $3 is presented in Research and development expenses and $1,610 is presented in General and administrative expenses (2018 – $512; $1 presented in Research and development expenses and $511 presented in General and administrative expenses). The value of DSUs granted in 2019 for which services have not been rendered as at December 31, 2019 amounted to $96 and is presented in Prepaid expenses and other assets in the consolidated statement of financial position (the value of DSUs granted in 2018 for which services have not been rendered as at December 31, 2018 amounted to $73).